Leases - Future lease payments (Details) - Dec. 31, 2020 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Leases
2021	¥ 1,650	$ 253
2022	1,458	223
2023	1,458	223
Total undiscounted cash flows	4,567	700
Less imputed interest	372	57
Total lease liabilities balance	¥ 4,195	$ 643